Mining Interests	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Extractive Industries [Abstract]
Mining Interests

7. Mining interests

Bunker Hill Mine Complex

On November 27, 2016, the Company entered into a non-binding letter of intent with Placer Mining Corp. (“Placer Mining”), which letter of intent was further amended on March 29, 2017, to acquire the Bunker Hill Mine in Idaho and its associated milling facility located in Kellogg, Idaho, in the Coeur d’Alene Basin (the “Letter of Intent”).  Pursuant to the terms and conditions of the Letter of Intent, the acquisition, which was subject to due diligence, would include all mining claims, surface rights, fee parcels, mineral interests, existing infrastructure, machinery and buildings at the Kellogg Tunnel portal in Milo Gulch, or anywhere underground at the Bunker Hill Mine Complex.  The acquisition would also include all current and historic data relating to the Bunker Hill Mine Complex, such as drill logs, reports, maps, and similar information located at the mine site or any other location.

During the year ended June 30, 2017, the Company made payments totaling $300,000 as part of this Letter of Intent. These amounts were initially capitalized and subsequently written off during fiscal 2018 and were included in exploration expenses.

On August 28, 2017, the Company announced that it signed a definitive agreement (the “Agreement”) for the lease and option to purchase the Bunker Hill Mine assets (the “Bunker Assets”).

Under the terms of the Agreement, the Company was required to make a $1 million bonus payment to Placer Mining no later than October 31, 2017, which payment was made, along with two additional $500,000 bonus payments in December 2017.  The 24-month lease commenced November 1, 2017.  During the term of the lease, the Company was to $100,000 monthly mining lease payments, paid quarterly.

The Company had an option to purchase the Bunker Assets at any time before the end of the lease and any extension for a purchase price of $45 million with purchase payments to be made over a ten-year period to Placer Mining. Under terms of the agreement, there is a 3% net smelter return royalty (“NSR”) on sales during the Lease and a 1.5% NSR on the sales after the purchase option is exercised, which post-acquisition NSR is capped at $60 million.

On October 2, 2018, the Company announced that it was in default of its Lease with Option to Purchase Agreement with Placer Mining. The default arose as a result of missed lease and operating cost payments, totaling $400,000, which were due at the end of September and on October 1, 2018. As per the Agreement, the Company had 15 days, from the date notice of default was provided (September 28, 2018), to remediate the default by making the outstanding payment. While Management worked with urgency to resolve this matter, Management was ultimately unsuccessful in remedying the default, resulting in the lease being terminated.

On November 13, 2018, the Company announced that it was successful in renewing the lease, effectively with the original Agreement intact, except that monthly payments are reduced to $60,000 per month for 12 months, with the accumulated reduction in payments of $140,000 per month (“deferred payments”) being accrued. As at September 30, 2020, the Company has accrued for a total of $1,787,300 (June 30, 2020 - $1,847,300), which is included in accounts payable. These deferred payments will be waived should the Company choose to exercise its option.

On October 22, 2019, the Company signed a further amendment to the Agreement. The key terms of this amended agreement are as follows:

*The lease period has been extended for an additional period of nine months to August 1, 2020, with the option to extend for a further 6 months based upon payment of a 1 time $60,000 extension fee (extended).

*The Company will continue to make monthly care and maintenance payments to Placer Mining of $60,000 until exercising the option to purchase.

*The purchase price is set at $11 million for 100% of the marketable assets of Bunker Assets to be paid with $6,200,000 in cash, and $4,800,000 in shares. The purchase price also includes the negotiable EPA costs of $20 million. The amended lease provides for the elimination of all royalty payments that were to be paid to the mine owner. Upon signing the amended agreement, the Company paid a one-time, non-refundable cash payment of $300,000 to the mine owner. This payment will be applied to the purchase price upon execution of the purchase option. In the event the Company elects not to exercise the purchase option, the payment shall be treated as an additional care and maintenance payment.

On August 12, 2020, the Company extended the lease with Placer Mining for further 18 months for a $150,000 extension fee. This extension expires on August 1, 2022.

In addition to the payments to Placer Mining, and pursuant to an agreement with the United States Environmental Protection Agency (“EPA”) whereby for so long as Bunker leases, owns and/or occupies the Bunker Hill Mine, the Company will make payments to the EPA on behalf of the current owner in satisfaction of the EPA’s claim for cost recovery.  These payments, if all are made, will total $20 million.  The agreement calls for payments starting with $1 million 30 days after a fully ratified agreement was signed followed by a payment schedule detailed below:

Date	Amount	Action
Within 30 days of the effective date	$1,000,000	Paid
November 1, 2018	$2,000,000	Not paid
November 1, 2019	$3,000,000	Not paid
November 1, 2020	$3,000,000	Not paid
November 1, 2021	$3,000,000
November 1, 2022	$3,000,000
November 1, 2023	$3,000,000
November 1, 2024	$2,000,000

In addition to these cost recovery payments, the Company is to make semi-annual payments of $480,000 on June 1 and December 1 of each year, to cover the EPA’s costs of operating and maintaining the water treatment facility that treats the water being discharged from the Bunker Hill Mine. Of these, the December 1, 2018, and June 1, 2019 semi-annual water treatment payments were not made, totaling $960,000 outstanding as at September 30, 2020 (June 30, 2020 - $960,000). The Company also has received invoices from the EPA for water treatment charges for the periods from December 2017 to October 2019. This was for a total of $3,269,388, with $2,229,408 outstanding as at September 30, 2020 (June 30, 2020 - $2,229,408). The Company is having discussions with the EPA to review and, where appropriate, have the additional water treatment charges amended. The unpaid EPA balance is subject to interest at the rate specified for interest on investments of the EPA Hazardous Substance Superfund. As at September 30, 2020, the interest accrued on the unpaid EPA balance is $120,477 (June 30, 2020 - $89,180).

For 2020, the Company has accrued an estimate for additional water treatment charges based on 2018 and 2019 invoices received from the EPA, for a total of an additional semi-annual accrual of $799,998. The Company has included all unpaid and accrued EPA payments and accrued interest in accounts payable and accrued liabilities amounting to $11,096,542 (June 30, 2020 - $7,905,235).

8 . Mining interests (restated)

Bunker Hill Mine Complex

On November 27, 2016, the Company entered into a non-binding letter of intent with Placer Mining Corp. (“Placer Mining”), which letter of intent was further amended on March 29, 2017, to acquire the Bunker Hill Mine in Idaho and its associated milling facility located in Kellogg, Idaho, in the Coeur d’Alene Basin (the “Letter of Intent”). Pursuant to the terms and conditions of the Letter of Intent, the acquisition, which was subject to due diligence, would include all mining claims, surface rights, fee parcels, mineral interests, existing infrastructure, machinery and buildings at the Kellogg Tunnel portal in Milo Gulch, or anywhere underground at the Bunker Hill Mine Complex. The acquisition would also include all current and historic data relating to the Bunker Hill Mine Complex, such as drill logs, reports, maps, and similar information located at the mine site or any other location.

During the year ended June 30, 2017, the Company made payments totaling $300,000 as part of this Letter of Intent. These amounts were initially capitalized and subsequently written off during fiscal 2018 and were included in exploration expenses.

On August 28, 2017, the Company announced that it signed a definitive agreement (the “Agreement”) for the lease and option to purchase the Bunker Hill Mine assets (the “Bunker Assets”).

Under the terms of the Agreement, the Company was required to make a $1 million bonus payment to Placer Mining no later than October 31, 2017, which payment was made, along with two additional $500,000 bonus payments in December 2017. The 24-month lease commences November 1, 2017 and continues until October 31, 2019. The lease period can be extended by a further 12 months at the Company’s discretion. During the term of the lease, the Company must make $100,000 monthly mining lease payments, paid quarterly.

The Company had an option to purchase the Bunker Assets at any time before the end of the lease and any extension for a purchase price of $45 million with purchase payments to be made over a ten-year period to Placer Mining. Under terms of the agreement, there is a 3% net smelter return royalty (“NSR”) on sales during the Lease and a 1.5% NSR on the sales after the purchase option is exercised, which post-acquisition NSR is capped at $60 million.

On October 2, 2018, the Company announced that it was in default of its Lease with Option to Purchase Agreement with Placer Mining. The default arose as a result of missed lease and operating cost payments, totaling $400,000, which were due at the end of September and on October 1, 2018. As per the Agreement, the Company had 15 days, from the date notice of default was provided (September 28, 2018), to remediate the default by making the outstanding payment. While Management worked with urgency to resolve this matter, Management was ultimately unsuccessful in remedying the default, resulting in the lease being terminated.

On November 13, 2018, the Company announced that it was successful in renewing the lease, effectively with the original Agreement intact, except that monthly payments are reduced to $60,000 per month for 12 months, with the accumulated reduction in payments of $140,000 per month (“deferred payments”) being accrued. As at June 30, 2020, the Company has accrued for a total of $1,847,300 (June 30, 2019 - $1,373,000), which is included in accounts payable. These deferred payments will be waived should the Company choose to exercise its option.

On October 22, 2019, the Company signed a further amendment to the Agreement. The key terms of this amended agreement are as follows:

*	The lease period has been extended for an additional period of nine months to August 1, 2020, with the option to extend for a further 6 months based upon payment of a 1 time $60,000 extension fee (extended subsequent to June 30, 2020, see note 19 ).
*	The Company will continue to make monthly care and maintenance payments to Placer Mining of $60,000 until exercising the option to purchase.
*	The purchase price is set at $11 million for 100% of the marketable assets of Bunker Assets to be paid with $6,200,000 in cash, and $4,800,000 in shares. The purchase price also includes the negotiable EPA costs of $20 million. The amended lease provides for the elimination of all royalty payments that were to be paid to the mine owner. Upon signing the amended agreement, the Company paid a one-time, non-refundable cash payment of $300,000 to the mine owner. This payment will be applied to the purchase price upon execution of the purchase option. In the event the Company elects not to exercise the purchase option, the payment shall be treated as an additional care and maintenance payment.

In addition to the payments to Placer Mining, and pursuant to an agreement with the United States Environmental Protection Agency (“EPA”) whereby for so long as Bunker leases, owns and/or occupies the Bunker Hill Mine, the Company will make payments to the EPA on behalf of the current owner in satisfaction of the EPA’s claim for cost recovery. These payments, if all are made, will total $20 million. The agreement calls for payments starting with $1 million 30 days after a fully ratified agreement was signed followed by a payment schedule detailed below:

Date	Amount	Action
Within 30 days of the effective date	$1,000,000	Paid
November 1, 2018	$2,000,000	Not paid
November 1, 2019	$3,000,000	Not paid
November 1, 2020	$3,000,000
November 1, 2021	$3,000,000
November 1, 2022	$3,000,000
November 1, 2023	$3,000,000
November 1, 2024	$2,000,000

In addition to these cost recovery payments, the Company is to make semi-annual payments of $480,000 on June 1 and December 1 of each year, to cover the EPA’s costs of operating and maintaining the water treatment facility that treats the water being discharged from the Bunker Hill Mine. Of these, the December 1, 2018, and June 1, 2019 semi-annual water treatment payments were not made, totaling $960,000 outstanding as at June 30, 2020 (June 30, 2019 - $560,000). The Company also has received invoices from the EPA for water treatment charges for the periods from December 2017 to October 2019. This was for a total of $3,749,388, with $2,229,408 outstanding as at June 30, 2020 (June 30, 2019 - $1,209,530). The Company is having discussions with the EPA to review and, where appropriate, have the additional water treatment charges amended. The unpaid EPA balance is subject to interest at the rate specified for interest on investments of the EPA Hazardous Substance Superfund. As at June 30, 2020, the interest accrued on the unpaid EPA balance is $89,180 (June 30, 2019 - $13,061).

For 2020, the Company has accrued an estimate for additional water treatment charges based on invoices for 2018 and 2019 received from the EPA, for a total of an additional semi-annual accrual of $799,998. The Company has included all unpaid and accrued EPA payments and accrued interest in accounts payable and accrued liabilities amounting to $7,905,235 (June 30, 2019 - $3,811,227).